Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	¥ 5,431	$ 765	¥ 251
Li Ke [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	4,170	587
Jia Li [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	582	82	228
Bingyi Zhao [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	673	95	¥ 23
Hangzhou Youyue [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	¥ 6	$ 1